Equity - Narrative (Details)			1 Months Ended	12 Months Ended
	Apr. 15, 2025 EUR (€) € / shares shares	Apr. 13, 2021	Sep. 30, 2025 EUR (€) shares day	Dec. 31, 2025 EUR (€) € / shares shares	Dec. 31, 2024 EUR (€) shares		Dec. 31, 2023 EUR (€)		Dec. 31, 2022 EUR (€)
Disclosure of classes of share capital [line items]
Value of shares authorised				€ 90,000,000
Par value per share (in euros per share) | € / shares				€ 0.01
Equity				€ 54,001,000,000	€ 82,115,000,000		€ 82,120,000,000		€ 72,382,000,000
Number of shares outstanding (in shares) | shares				3,763,892,258	3,746,902,995
Number of shares repurchased (in shares) | shares				9,348,189
AGM authorization, maximum percentage of common shares to be repurchased (in percent)		10.00%
AGM authorization, shares repurchase, period		18 months
Share-based compensation				€ 133,000,000	€ 159,000,000		295,000,000
AGM authorization, maximum number of common shares that can be issued (in shares) | shares	60,000,000
AGM authorization, issuing shares, period	5 years
Statutory reserve				22,287,000,000	24,051,000,000
Capital reserve				15,266,000,000	15,133,000,000
Retained earnings (accumulated deficit)				37,799,000,000	34,424,000,000
Net profit/(loss) attributable to owners of the parent				(22,368,000,000)	5,473,000,000		18,596,000,000
Distributions paid to Stellantis shareholders				€ 1,959,000,000	4,651,000,000	[1]	4,208,000,000	[1]
Minimum
Disclosure of classes of share capital [line items]
Annual dividend policy, on net profit, (in percent)				0.25
Maximum
Disclosure of classes of share capital [line items]
Annual dividend policy, on net profit, (in percent)				0.30
Stellantis Shareholders
Disclosure of classes of share capital [line items]
Dividends paid, ordinary shares per share (in euro per share) | € / shares	€ 0.68
Distributions paid to Stellantis shareholders	€ 2,000,000,000.0
Employee Share Purchase Plan
Disclosure of classes of share capital [line items]
Number of trading days prior to the acquisition | day			20
Share-based payment arrangement, employee subscription price, discount rate			0.20
Employee share purchase plan, matching company contribution percentage			200.00%
Employee share purchase plan, maximum matching company contribution amount			€ 200
Share-Based payment arrangement, employer matching contribution, percent of match			100.00%
Number of share options exercised in share-based payment arrangement | shares			7,600,000
Share-based compensation			€ 61,000,000
Expense from share-based payment transactions with employees			32,000,000
Employee Share Purchase Plan | Minimum
Disclosure of classes of share capital [line items]
Share-Based payment arrangement, employee subscription			201
Employee Share Purchase Plan | Maximum
Disclosure of classes of share capital [line items]
Share-Based payment arrangement, employee subscription			€ 800
Share capital
Disclosure of classes of share capital [line items]
Equity				€ 37,000,000	37,000,000		31,000,000		32,000,000
Treasury shares
Disclosure of classes of share capital [line items]
Equity				€ (285,000,000)	€ (285,000,000)		€ (2,434,000,000)		€ (923,000,000)
Number of shares issued and fully paid (in shares) | shares				6,233,099	15,581,288
Common Shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares) | shares				4,500,000,000
Number of shares issued and fully paid (in shares) | shares				2,903,716,295	2,896,073,567
Number of shares outstanding (in shares) | shares				2,897,483,196	2,880,492,279
Special A Voting Shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares) | shares				4,499,750,000
Special B Voting Shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares) | shares				250,000
Special Voting Shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares) | shares				866,522,224	866,522,224
Special Voting Shares A
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares) | shares					111,508
Special Voting Shares A | Treasury shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares) | shares				113,162

[1]	(1) Certain line items in prior periods have been reclassified to enhance the consistency and comparability of the financial disclosures.
Refer to Note 1, Basis of presentation for additional information